8. Subsequent Events	12 Months Ended
Dec. 31, 2013
Subsequent Events [Abstract]
7. Subsequent Events

Note 8: Subsequent Events

In accordance with the vesting agreements of Isaac Dietrich, Tyler Knight, Hyler Fortier and Stewart Fortier, upon the closure of the Series A Preferred Capital Raise on January 1, 2014, acceleration of the vesting schedules occurred. This caused full ownership interest of 58.07 (fifty eight and seven hundredths) common stock shares to be issued to Isaac Dietrich, 15.00 (fifteen) common stock shares to be issued to Hyler Fortier, 12.00 (twelve) common stock shares to be issued to Stewart Fortier and 12.00 (twelve) common stock shares to be issued to Tyler Knight.

On March 18, 2014, the Company entered into a Plan of Reorganization with its shareholders in which the following was effected: (i) on March 21, 2014, the Company’s Certificate of Incorporation was amended to allow for the issuance of 200,000,000 shares of the Company’s common stock; (ii) on March 24, 2014, each of the Company’s preferred shareholders converted their shares into common stock on a one for one basis, and (iii) on March 24, 2014, each of the Company’s shareholders surrendered their shares of the Company’s common stock in exchange for the pro-rata distribution of 36,000,000 newly issued shares of Company’s common stock, based on the percentage of the total shares of common stock held by the shareholder immediately prior to the exchange.

The Company evaluated subsequent events through the date its financial statements were issued on March 18, 2014. The Company is in the development stage as of December 31, 2013 and to date has had no significant operations. Recovery of the Company assets is dependent on future events, the outcome of which is indeterminable. In addition, successful completion of the Company’s development program and its transition, ultimately, to attaining profitable operations is dependent upon obtaining adequate financing to fulfill its development activities and achieving a level of sales adequate to support the Company’s cost structure.